Schedule of Consulting Agreement with Related Parties (Details) - 3 months ended Mar. 31, 2024	USD ($)	CAD ($)
TM Williams Row Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Management consulting agreements, monthly amount	$ 160,000
Bromley Accounting Services Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Management consulting agreements, monthly amount		$ 215,000
Farcast Operations Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Management consulting agreements, monthly amount		$ 240,000